42 Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 9) R$ in Thousands	Dec. 31, 2020 BRL (R$)
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	R$ 1,645,275
Less Than 1 Month [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	306,823
1 To 3 Month [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	131,548
3 Months To 1 Year [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	416,075
1 To 5 Years [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	790,829
Loans and Financing [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	811,453
Loans and Financing [member] | 1 To 3 Month [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	131,547
Loans and Financing [member] | 3 Months To 1 Year [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	400,876
Loans and Financing [member] | 1 To 5 Years [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	279,030
Debentures [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	830,638
Debentures [member] | Less Than 1 Month [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	303,640
Debentures [member] | 3 Months To 1 Year [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	15,199
Debentures [member] | 1 To 5 Years [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	511,799
Suppliers [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	3,184
Suppliers [member] | Less Than 1 Month [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	3,183
Suppliers [member] | 1 To 3 Month [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	R$ 1